Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,584,000.00
Total Fee Amount	9,195.25
Total Offset Amount	0.00
Net Fee	$ 9,195.25
Offering Table N/A
Offset Table N/A	N/A